Note 11 - Subsequent Events (Details) - Subsequent Event [Member]	Mar. 06, 2015 USD ($)	Feb. 17, 2015 USD ($)	Jan. 30, 2015 USD ($)	Jan. 01, 2015 USD ($)
Note 11 - Subsequent Events (Details) [Line Items]
Payments to Acquire Businesses, Gross (in Dollars)				$ 507,500
Number of Developed Franchises Acquired	2		4
Number of Undeveloped Franchises Acquired	7		1
Business Combination, Consideration Transferred (in Dollars)	$ 300,000	$ 935,000	$ 750,000
Number of Franchises to be Operated as Company-Owned from Franchisee Acquistion	2	2	2
Number of Franchises to be Closed	7		2
Number of Franchises Acquired from Franchisee	9	2